OPERATING SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
OPERATING SEGMENT INFORMATION
Schedule of revenues and net earnings by segment

REVENUES

(in thousands)	2012	2011	2010
Casualty	$267,697	$236,198	$232,047
Property	202,402	203,660	181,645
Surety	106,472	98,594	79,690
Segment totals before income taxes	$576,571	$538,452	$493,382
Net investment income	58,831	63,681	66,799
Net realized gains	25,372	17,036	23,243
Total	$660,774	$619,169	$583,424

INSURANCE EXPENSES

(in thousands)	2012	2011	2010
Loss and settlement expenses:
Casualty	$144,106	$85,091	$114,861
Property	115,707	101,969	82,463
Surety	11,832	13,024	4,008
Segment totals before income taxes	$271,645	$200,084	$201,332
Policy acquisition costs:
Casualty	$76,765	$67,495	$59,628
Property	60,070	57,878	52,847
Surety	59,527	58,495	44,419
Segment totals before income taxes	$196,362	$183,868	$156,894
Other insurance expenses:
Casualty	$21,387	$22,215	$20,474
Property	14,933	13,481	12,042
Surety	8,651	8,616	6,068
Segment totals before income taxes	$44,971	$44,312	$38,584
Total	$512,978	$428,264	$396,810

NET EARNINGS (LOSSES)

(in thousands)	2012	2011	2010
Casualty	$25,439	$61,397	$37,084
Property	11,692	30,332	34,293
Surety	26,462	18,459	25,195
Net underwriting income	$63,593	$110,188	$96,572
Net investment income	58,831	63,681	66,799
Realized gains	25,372	17,036	23,243
General corporate expense and interest on debt	(13,917)	(13,816)	(14,048)
Equity in earnings of unconsolidated investees	8,853	6,497	7,101
Total earnings before income taxes	$142,732	$183,586	$179,667
Income taxes	$39,386	$56,988	$51,470
Total	$103,346	$126,598	$128,197

Schedule of net premiums earned by major product type

	Year ended December 31,
(in thousands)	2012	2011	2010
CASUALTY
General liability	$84,985	$85,020	$96,659
Commercial and personal umbrella	68,287	63,020	61,370
Commercial transportation	34,701	34,106	40,262
P&C package business	28,497	16,379	—
Professional services	28,018	13,151	6,202
Executive products	15,764	14,665	13,624
Specialty programs	2,331	4,325	7,188
Other casualty	5,114	5,532	6,742
Total	$267,697	$236,198	$232,047
PROPERTY
Commercial property	$74,197	$80,743	$80,471
Marine	56,367	51,654	47,981
Property reinsurance	27,021	19,925	14,664
Crop reinsurance	24,506	34,935	27,082
Other property	20,311	16,403	11,447
Total	$202,402	$203,660	$181,645
SURETY
Miscellaneous	$39,299	$34,837	$24,855
Contract	26,329	24,354	18,970
Commercial	22,107	21,317	18,869
Oil and gas	18,737	18,086	16,996
Total	$106,472	$98,594	$79,690
Grand total	$576,571	$538,452	$493,382